BOND FUNDS

Firstar Stellar Insured Tax-Free Bond Fund
Firstar Stellar U.S. Government Income Fund
Firstar Stellar Strategic Income Fund

Combined Semi-annual Report

May 31, 1999

(FIRSTAR STELLAR FUNDS LOGO)

PRESIDENT'S MESSAGE

Dear Shareholder:

On behalf of the Firstar Stellar Funds, thank you for your continued confidence and for giving us the opportunity to help you achieve your financial goals. From late 1998 through May of 1999, financial markets experienced substantial short-term volatility. The fixed-income markets particularly were hurt in the latter part of this six month period by rising interest rates. The investment strategies employed by the Firstar Stellar Funds are designed to provide you steady performance through up and down markets.

On the following pages you will find the results for the period from December 1, 1998 through May 31, 1999 for the fixed-income funds, as well as questions and answers from our portfolio managers regarding fund performance. I hope you will take the time to read this important information.

FIRSTAR STELLAR INSURED TAX-FREE BOND FUND

This Fund invests primarily in high-grade municipal bonds that are insured as to repayment of principal.*<F1> As interest rates for municipals did not increase as much as for taxable bonds, this Fund produced a return of 0.46% or (4.02)% adjusted for the sales charge, for the six month period ended May 31, 1999. **<F2>This Fund is a very good investment for individuals who are seeking tax-free income through high quality investments.

FIRSTAR STELLAR STRATEGIC INCOME FUND

The Strategic Income Fund provided a steady return of income to investors throughout the six month period by maintaining a stable dividend during a period of fluctuating interest rates. This was accomplished through the unique combination of investments held by this Fund. Total return was (0.90)% or (5.68)% adjusted for the maximum contingent deferred sales charge, for the six month period ended May 31, 1999.**<F2> For a more complete description of the holdings of this unique Fund, please read the following material.

FIRSTAR STELLAR U.S. GOVERNMENT INCOME FUND

Fears of inflation forced interest rates higher during the six month period. In this environment, the U.S. Government Income Fund was helped by its emphasis on quality. The Fund produced a total return for the six month period ended May 31, 1999 of (2.16)% or (5.59)% adjusted for the sales charge, for A Shares and (2.18)% or (6.94)% adjusted for the maximum contingent deferred sales charge, for B Shares while continuing to produce income for its shareholders.**<F2> ThisFund remains a solid choice for those seeking quality taxable income performance.

We thank you for using the Firstar Stellar Funds to meet your investment needs and we look forward to providing solid performance and service to you in the future.

Sincerely,

/s/Daniel B. Benhase

Daniel B. Benhase
President

July 15, 1999

*<F1>Income may be subject to the federal alternative minimum tax and state and local taxes.
**<F2>Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT REVIEWS

FIRSTAR STELLAR INSURED TAX-FREE BOND FUND

Q    The Stellar Insured Tax-Free Bond Fund generated strong returns in 1998.
What has impacted its performance for the first five months of 1999?

A    We have worked hard this year to increase the Fund's allocation to noncallable, intermediate maturity bonds with slightly higher (at least 6%) coupons. This transition, although not yet complete, has helped the Fund weather the increase in market yields thus far in 1999. Through the first five months of 1999, the Fund has generated a total return of 0.18%, placing it in the 21st percentile of its peer group, the Lipper Insured Municipal Debt Fund category.*<F3>

Q   What is the advantage of insured bonds compared to uninsured?

A    First, the designation "insured" only refers to assuring timely payment of interest and principal over the life of the bond. It does not protect against short-term market fluctuations in price due to changes in interest rates. Other less obvious benefits include higher levels of liquidity, attractive pricing compared to other "AAA" issues, and broader diversification. Thus, we frequently find that purchasing insured bonds provides better yields, liquidity, and more selection than a universe of high quality uninsured bonds.

Q   What is your outlook for this Fund for the remainder of the year?

A    The strong economy has continued to put upward pressure on interest rates.
We expect the growth rate of the economy to soften later this year and do not foresee a significant increase in inflation. We believe that real interest rates (nominal rates less inflation) are high by historical standards and see great value in the bond market overall. Credit quality in the municipal market continues to be strong while credit spreads remain very tight.

We will continue the transition from lower coupon, longer maturity callable bonds to higher coupon, intermediate non-callable bonds. The higher coupon preference will help prevent bonds from falling to market discounts as rates rise while the shift to intermediate maturities will also mitigate the effect of rising rates on the value of the Fund. Going to a non-callable structure enables the Fund to perform more equitably in rising and falling interest rate environments going forward.

FIRSTAR STELLAR U.S. GOVERNMENT INCOME FUND

Q    Rising interest rates have made 1999 a difficult year for bond investors.
How has the U.S. Government Income Fund fared in this environment?

A    Our outlook for 1999 started the year anticipating improved confidence and liquidity. We also thought interest rates would remain within a range, or even decline, for most of the year. While liquidity certainly returned in the first few months of the year, a stronger than expected economy resulted in interest rates rising steadily during the period. The U.S. Government Income Fund was positioned to take advantage of lower yields and improved liquidity. Higher interest rates have certainly not helped returns. However, the bond market offers good values currently and this has provided us a tremendous opportunity to adjust portfolio holdings.

Q   When you say "good values" and "opportunities" what does that mean for shareholders?

A    One way of evaluating values is on the basis of "real yields" or yields adjusted for inflation. Assuming inflation as measured by the Consumer Price Index (CPI) is at worst 2.5%, the real yield on Treasury bonds is close to 4.5%. Over the past 60 years, when real bond yields have been above 3.5% bonds have been attractive. Thus, we have been able to increase the Fund's average maturity and lock-in high yields.

Another "opportunity" has developed in non-callable bonds. Provided yields rise slowly, callable bonds tend to have better relative performance than non-callable bonds. This is certainly the environment that we find ourselves presently. We were able to sell callable bonds (such as mortgage-backed securities) and purchase non-callable bonds without sacrificing much yield. The major advantage will become evident in the Fund's performance should interest rates decline over the coming months.

*<F3>     Lipper figure represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. This figure does not reflect sales charges.

Q   What is your outlook for the remainder of 1999?

A    Our outlook for the remainder of 1999 anticipates the pace of economic growth to slow towards a more moderate level. More importantly, we believe inflation will remain under 2.5% for the year. Gold and other non-oil commodity prices are signaling little inflationary pressures building and the dollar remains strong. We believe the Federal Reserve will raise the Federal funds rate slightly from 4.75% to 5.25% before year-end to remove some of the "insurance policy" adjustments from last fall.

In terms of bond yields, the fundamental outlook leans positive. Our "bond market barometer" model of 13 economic indicators remains in bullish territory. The secular, or long-term, decline in yields remains intact as real yields remain well above historical averages and above real-GDP growth rates. U.S. bond yields remain attractive in a global context. Technicals have improved dramatically over the past several weeks. Seasonal patterns support a move towards lower bond yields through the summer months. Major support for bonds remains near 6.25% based on trend lines, asset allocation, and psychological factors. Taken together, we believe bond yields are close to their high point for the year and offer tremendous value.

FIRSTAR STELLAR STRATEGIC INCOME FUND

Q    Performance of the Strategic Income Fund was hurt in 1998 by declining returns for real estate investment trust (REIT) securities. How are REITs doing so far in 1999?

A    REITs indeed had a tough year in 1998, positioning a total return of
(16.90)% (Morgan Stanley REIT Index).*<F4> Even the first quarter of 1999 saw little relief as the group declined another 5%. However, the environment changed with strong earnings reports and a solid domestic economy. Market perceptions shifted and REITs as a group are up nearly 7% through May. Maintaining a full, diversified exposure to REITs has helped the Fund generate solid performance relative to other bond funds while maintaining a high dividend yield.

Q   How have the other segments of the Fund performed?

A    Our outlook for 1999 envisioned corporate and mortgage-backed bonds providing better total returns compared to Treasury securities. Through May, both corporate and mortgage-related bonds are outpacing Treasury securities. The Fund has maintained approximately a 40% allocation to corporate bonds in a variety of industries that have benefited from stronger economic growth such as energy, automotive and retail companies.

Mortgage-backed securities perform best in stable to slightly higher interest rate environments. These securities have been some of the best performing securities in the portfolio, but there is a limit to the buffer that they offer as yields increase. For this reason, we took advantage of strong performance and reduced the risk exposure to mortgage-backed securities.

Equity markets continued their strong performance into 1999. Given the low level of yields generally available in the general equity market, we concentrate on "value" type issues. Favorite industries include electric utilities and finance. While these industries have lagged the overall stock market, we find their low volatility and high yields attractive for the Fund.

In summary, the Strategic Income Fund has accomplished its goal of delivering a high yield. Relative to other bond funds, the Fund's total return is competitive thus far in 1999.

Q   What is your outlook for the remainder of 1999?

A    We mentioned in the review of the U.S. Government Income Fund that we believe bond yields are near their peak for 1999. As for the fixed-income sectors, we are still advocating an overweight in corporate and mortgage-backed securities. Cyclical industry bonds have lagged the performance of less cyclical industries. With no recession in sight, we have shifted into more economically sensitive names. Mortgage-related bonds have performed well over the past six months. While we believe this sector will complete the year with top performance, we have been reducing risk exposure. The principal method is through selectively moving into lower coupon bonds which will perform better should interest rates decline.

*<F4>The Morgan Stanley REIT Index is comprised of the most actively traded real estate investment trusts which is designed to measure real estate equity performance.

PORTFOLIOS OF INVESTMENTS

FIRSTAR STELLAR INSURED TAX-FREE BOND FUND     May 31,1999 (unaudited)
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
LONG-TERM MUNICIPALS - 98.9%
--------------------------------------------------------------------------------
ALABAMA - 5.5%
     $1,750,000     Alabama Water PCA, Revenue Bonds,
                      (AMBAC INS), 6.70%, 8/15/2006                   $1,855,122
      2,500,000     Alabama Water PCA, Revenue Bonds,
                      (AMBAC INS), 5.50%, 8/15/2012                    2,610,875
      2,500,000     Bessemer, AL Water Revenue,
                      Revenue Bonds, (AMBAC INS),
                      5.75%, 7/1/2016                                  2,651,450
      1,500,000     Jefferson County, AL, Sewer,
                      Revenue Bonds, (MBIA INS),
                      5.65%, 9/1/2008                                  1,619,700
--------------------------------------------------------------------------------
                    Total                                              8,737,147
--------------------------------------------------------------------------------
ALASKA - 2.8%
      4,040,000     Alaska Energy Authority Power,
                      Revenue Bonds, Bradley Lake,
                      (FSA INS), 6.00%, 7/1/2011                       4,443,556
--------------------------------------------------------------------------------
COLORADO - 0.8%
      1,250,000     Colorado Post-Secondary Education
                      Facilities, Revenue Bonds, Auraria
                      Foundation Project, (FSA INS),
                      5.75%, 9/1/2010                                  1,335,712
--------------------------------------------------------------------------------
FLORIDA - 1.8%
      1,280,000     Florida State Department of
                      Transportation, Revenue Bonds,
                      (FGIC INS), 5.125%, 7/1/2013                     1,301,427
      1,500,000     Orlando & Orange County Expressway
                      Authority, FL, Revenue Bonds,
                      (AMBAC INS), 5.375%, 7/1/2008                    1,571,220
--------------------------------------------------------------------------------
                    Total                                              2,872,647
--------------------------------------------------------------------------------
ILLINOIS - 20.6%
      1,100,000     Chicago, IL, GO UT, (MBIA INS),
                      5.375%, 1/1/2013                                 1,150,798
      2,000,000     Chicago, IL Park District, GO UT,
                      (MBIA INS), 5.60%, 1/1/2014                      2,085,980
      1,500,000     Cook County, IL, GO UT, (MBIA INS),
                      5.375%, 11/15/2012, Prerefunded
                      11/15/2002                                       1,610,910
      2,235,000     Cook County, IL School District No. 97,
                      GO UT, (FGIC INS), 9.00%, 12/1/2011              3,085,686
      1,000,000     Cook County, IL School District No. 123,
                      GO LT, (FSA INS), 6.20%, 12/1/2008               1,121,700
      2,500,000     Illinois Health Facilities Authority,
                      Revenue Bonds, Advocate Health Care
                      Network, (MBIA INS), 5.80%, 8/15/2016            2,641,625
      2,225,000     Illinois State, GO UT, (MBIA INS),
                      6.10%, 2/1/2017                                  2,388,938
      1,410,000     Illinois State, GO UT, (MBIA INS),
                      5.75%, 5/1/2021                                  1,468,332
      2,400,000     McHenry County, IL Community Unit
                      School District No. 200, Series A, GO UT,
                      (FSA INS), 5.85%, 1/1/2016,
                      Prerefunded 1/1/2008                             2,549,376
      1,000,000     Northern Illinois University, Revenue
                      Bonds, (FGIC INS), 5.70%, 4/1/2016               1,039,480
      2,500,000     Regional Transportation Authority Series A,
                      Revenue Bonds, (AMBAC INS),
                      6.00%, 6/1/2009                                  2,718,250
      3,045,000     Will County, IL Community Unit School
                      District No. 365, GO UT, (FSA INS),
                      0.00%, 11/1/2010 *<F5>                           1,730,078
      2,500,000     Will County, IL Forest Preservation
                      District, GO UT, (AMBAC INS),
                      6.00%, 12/1/2006                                 2,657,100
      5,805,000     Will County, IL Forest Preservation
                      District, GO UT, (FGIC INS),
                      6.00%, 12/1/2010                                 6,461,662
--------------------------------------------------------------------------------
                    Total                                             32,709,915
--------------------------------------------------------------------------------
INDIANA - 1.3%
      2,000,000     Indiana Transportation Finance
                      Authority, Airport Lease, Revenue
                      Bonds Series A, (AMBAC INS),
                      5.00%, 11/1/2007                                 2,080,080
--------------------------------------------------------------------------------
KENTUCKY - 1.6%
      2,500,000     Jefferson County, KY HFDA,
                      Revenue Bonds, University
                      Medical Center, Inc., (MBIA INS),
                      5.50%, 7/1/2017                                  2,571,050
--------------------------------------------------------------------------------
LOUISIANA - 4.1%
      2,030,000     Baton Rouge, LA Sales & Use
                      Tax Public Improvements
                      Series A, (FGIC INS),
                      5.25%, 8/1/2015                                  2,061,810
      1,000,000     Jefferson Parish, LA, Revenue Bonds,
                      (AMBAC INS), 5.00%, 11/1/2011                    1,018,050
      1,500,000     Louisiana PFA, Revenue Bonds,
                      Tulane University, (MBIA INS),
                      5.10%, 11/15/2014                                1,502,985
      1,000,000     Louisiana Stadium & Expo District
                      Hotel Occupancy Tax Series B, Revenue
                      Bonds, (FGIC INS), 5.25%, 7/1/2018               1,003,060
      1,000,000     Terrebonne Parish, LA Hospital Service
                      District No. 1, Revenue Bonds, Terrebonne
                      General Medical Center, (AMBAC INS),
                      5.25%, 4/1/2014                                  1,003,620
--------------------------------------------------------------------------------
                    Total                                              6,589,525
--------------------------------------------------------------------------------
MAINE - 2.5%
      4,000,000     Maine Municipal Board Series D,
                      (AMBAC INS),  5.35%, 11/1/2017                   4,071,160
--------------------------------------------------------------------------------
MASSACHUSETTS - 2.3%
      1,000,000     Martha's Vineyard, MA Series A,
                      Revenue Bonds, (FSA INS),
                      5.125%, 5/1/2018                                   992,780
      2,500,000     Massachusetts Water Resources
                      Authority, Revenue Bonds, (FGIC INS),
                      5.40%, 11/1/2011                                 2,697,150
--------------------------------------------------------------------------------
                    Total                                              3,689,930
--------------------------------------------------------------------------------
MICHIGAN - 9.1%
      1,000,000     Clarkston Community Schools, MI,
                      GO UT, (MBIA INS),  5.25%, 5/1/2017              1,005,430
      2,450,000     Dearborn, MI Economic Development
                      Corp., Revenue Bonds, Oakwood
                      Obligated Group, (FGIC INS),
                      5.75%, 11/15/2015                                2,598,911
      1,200,000     Haslett, MI Public School District, GO UT,
                      (MBIA INS),  5.70%, 5/1/2016,
                      Prerefunded 5/1/2007                             1,306,308
      1,000,000     Lanse Creuse, MI Public School District,
                      (AMBAC INS), 5.25%, 5/1/2016                     1,010,610
      1,500,000     Lansing, MI Sewer Disposal System,
                      Revenue Bonds, (MBIA INS), 6.25%,
                      5/1/2007, Prerefunded 5/1/2001                   1,599,150
      2,500,000     Michigan State Comprehensive
                      Transportation Board, Revenue Bonds,
                      5.75%, 5/15/2004                                 2,657,950
      1,065,000     Richmond, MI Community School District,
                      GO UT, School Improvements,
                      (AMBAC INS), 5.60%, 5/1/2018,
                      Prerefunded 5/1/2006                             1,148,113
      1,000,000     Wyoming, MI, Revenue Bonds,
                      (MBIA INS), 5.25%, 5/1/2018                      1,003,490
      2,000,000     Ypsilanti, MI School District, GO UT,
                      (FGIC INS), 5.60%, 5/1/2012,
                      Prerefunded 5/1/2007                             2,163,900
--------------------------------------------------------------------------------
                    Total                                             14,493,862
--------------------------------------------------------------------------------
MONTANA - 1.6%
      2,550,000     Montana State Health Facilities Authority,
                      Revenue Bonds, Sisters of Charity,
                      Leavenworth, (MBIA INS), 5.125%,
                      12/1/2018                                        2,519,018
--------------------------------------------------------------------------------
NEBRASKA - 0.7%
      1,000,000     Omaha, NE Public Power District
                      Series B, Electric Revenue Bonds,
                      6.00%, 2/1/2007, Escrowed to maturity            1,106,960
--------------------------------------------------------------------------------
NEVADA - 5.1%
      1,000,000     Clark County, NV, Revenue Bonds,
                      (MBIA INS), 5.90%, 6/1/2009,
                      Prerefunded 6/1/2009                             1,089,150
      2,500,000     Clark County, NV School District, GO UT,
                      (FGIC INS), 5.75%, 6/15/2010                     2,737,650
      2,500,000     Clark County, NV School District, GO UT,
                      (MBIA INS), 5.80%, 6/15/2011                     2,730,350
      1,500,000     Washoe County, NV School District, GO UT,
                      (MBIA INS), 5.75%, 6/1/2011                      1,602,195
--------------------------------------------------------------------------------
                    Total                                              8,159,345
--------------------------------------------------------------------------------
OHIO - 16.2%
      2,555,000     Clermont County, OH, GO UT,
                      (AMBAC INS), 6.00%, 5/15/2007                    2,738,526
      2,460,000     Cleveland, OH Waterworks Series H,
                      Improvement Revenue Bonds, (MBIA INS),
                      5.75%, 1/1/2016, Prerefunded 1/1/2006            2,703,638
         40,000     Cleveland, OH Waterworks Series H,
                      Improvement Revenue Bonds, (MBIA INS),
                      5.75%, 1/1/2016, Unrefunded balance                 42,344
      1,000,000     Columbus, OH Sewer System,
                      Revenue Bonds, 6.25%, 6/1/2008                   1,075,100
      3,000,000     Columbus, OH Water System,
                      Revenue Bonds, 6.375%, 11/1/2010,
                      Prerefunded 11/1/2001                            3,238,200
      3,500,000     Greater Cleveland Regional Transportation
                      Authority, OH, GO UT, (FGIC INS),
                      5.65%, 12/1/2016,
                      Prerefunded 12/1/2006                            3,831,765
      1,000,000     Hamilton County, OH Hospital Facilities
                      Authority, Revenue Bonds, Children's
                      Hospital Medical Center, Cincinnati,
                      (FGIC INS), 5.20%, 5/15/2009                     1,048,000
      2,000,000     Montgomery County, OH, Water Revenue
                      Bonds, Greater Moraine-Beaver Creek,
                      (FGIC INS), 6.25%, 11/15/2012                    2,170,560
      1,000,000     Ohio State Building Authority, Adult
                      Correctional Facilities Revenue Bonds,
                      Adult Correctional Facilities, (MBIA INS),
                      5.70%, 10/1/2006                                 1,080,810
      1,000,000     Ohio State Building Authority, Revenue
                      Bonds, State Facilities - Administration
                      Building, (MBIA INS), 6.00%, 10/1/2008           1,096,230
      1,225,000     Ohio State Building Authority, Revenue
                      Bonds, State Facilities - Administration
                      Building, (MBIA INS), 6.00%, 10/1/2009           1,345,969
      1,000,000     Ohio State Turnpike Commission Series A,
                      (MBIA INS), 5.70%, 2/15/2013                     1,064,930
      2,000,000     Ohio State Water Development Authority,
                      Pollution Control Revenue Bonds,
                      (MBIA INS), 5.25%, 12/1/2009                     2,087,600
      1,000,000     Ohio State Water Development Authority,
                      Revenue Bonds, (AMBAC INS), 5.80%,
                      12/1/2011, Escrowed to maturity                  1,107,640
      1,000,000     Sylvania, OH City School District, GO UT,
                      (FGIC INS), 5.80%, 12/1/2015                     1,060,930
--------------------------------------------------------------------------------
                    Total                                             25,692,242
--------------------------------------------------------------------------------
PENNSYLVANIA - 3.9%
      1,000,000     Bucks County, PA Water & Sewer
                      Authority, Revenue Bonds,
                      (FGIC INS), 5.55%, 12/1/2017                     1,028,970
      2,000,000     Chester Upland School Authority, PA,
                      Series A, Revenue Bonds,
                      (FSA INS),  5.25%, 9/1/2017                      2,011,140
      1,000,000     Pennsylvania State Higher Education
                      Facilities Authority Series A, Revenue
                      Bonds, University of Pennsylvania -
                      Health Services, 5.25%, 1/1/2012                 1,022,810
      2,000,000     Somerset County, PA General Authority,
                      Commonwealth Lease, Revenue Bonds,
                      (FGIC INS), 6.60%, 10/15/2002,
                      Prerefunded 10/15/2001                           2,131,600
--------------------------------------------------------------------------------
                    Total                                              6,194,520
--------------------------------------------------------------------------------
TEXAS - 5.7%
      2,500,000     Harris County, TX HFDC, Revenue Bonds,
                      Memorial Hospital System,
                      (MBIA INS), 5.75%, 6/1/2019                      2,623,125
      1,000,000     Houston, TX Water Conveyance System
                      Contract, Certificate Participation Series J,
                      (AMBAC INS), 6.125%, 12/15/2009                  1,112,570
      2,500,000     Port Houston Authority, TX Harris County,
                      Revenue Bonds, (MBIA INS),
                      6.50%, 5/1/2005                                  2,645,675
      2,500,000     Texas Water Development Board,
                      Revenue Bonds, 5.50%, 7/15/2010                  2,622,150
--------------------------------------------------------------------------------
                    Total                                              9,003,520
--------------------------------------------------------------------------------
UTAH - 3.3%
      2,500,000     Davis County, UT School District, GO UT,
                      (MBIA INS), 5.70%, 6/1/2007                      2,697,350
      2,400,000     Jordan, UT School District, GO UT, 5.90%,
                      6/15/2004, Prerefunded 12/1/2004                 2,556,144
--------------------------------------------------------------------------------
                    Total                                              5,253,494
--------------------------------------------------------------------------------
VIRGINIA - 0.7%
      1,000,000     Chesapeake Bay Bridge & Tunnel
                      District, VA, Revenue Bonds, (FGIC INS),
                      5.60%, 7/1/2007                                  1,077,420
--------------------------------------------------------------------------------
WASHINGTON - 3.4%
      2,500,000     Seattle, WA Municipal Lighting & Power,
                      Revenue Bonds, 6.10%, 7/1/2005,
                      Prerefunded 7/1/2004                             2,765,175
      2,500,000     Tacoma, WA Electric System,
                      Revenue Bonds, (AMBAC INS),
                      6.15%, 1/1/2008                                  2,671,600
--------------------------------------------------------------------------------
                    Total                                              5,436,775
--------------------------------------------------------------------------------
WASHINGTON, D.C. - 0.9%
      1,350,000     District of Columbia, Revenue Bonds,
                      Association of American Medical
                      Colleges, (AMBAC INS),
                      5.375%, 2/15/2017                                1,361,502

--------------------------------------------------------------------------------
SHARES OR PRINCIPAL AMOUNT                                                 VALUE
--------------------------------------------------------------------------------
WISCONSIN - 5.0%
      1,000,000     Beloit, WI School District, GO UT,
                      (MBIA INS),  6.125%, 10/1/2007,
                      Prerefunded 10/1/2001                            1,054,200
      2,460,000     Wisconsin Health and Educational
                      Facilities Authority, Revenue Bonds,
                      Aurora Medical Group, (FSA INS),
                      5.60%, 11/15/2016                                2,529,200
      2,000,000     Wisconsin Health and Educational
                      Facilities Authority, Revenue Bonds,
                      Meriter Hospital, Inc., (MBIA INS),
                      6.00%, 12/1/2017                                 2,119,600
      2,095,000     Wisconsin State, GO UT, (FGIC INS),
                      5.50%, 5/1/2010                                  2,204,044
--------------------------------------------------------------------------------
                    Total                                              7,907,044
--------------------------------------------------------------------------------
TOTAL LONG-TERM MUNICIPALS
  (IDENTIFIED COST $150,930,475)                                     157,306,424
--------------------------------------------------------------------------------
MUTUAL FUNDS - 1.7%
      2,644,968     SEI Tax Exempt Money Market Fund                   2,644,968
         36,372     Tax-Free Inv. Co.                                     36,372
--------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS (IDENTIFIED COST $2,681,340)                        2,681,340
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.6%
  (IDENTIFIED COST $153,611,815)                                     159,987,764
--------------------------------------------------------------------------------
LIABILITIES, LESS OTHER ASSETS - (0.6%)                                (940,104)
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                           $159,047,660
--------------------------------------------------------------------------------

*<F5> Non-income producing

                      (See Notes to Financial Statements.)

FIRSTAR STELLAR U.S. GOVERNMENT INCOME FUND     May 31,1999 (unaudited)
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                           VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS - 31.9%
--------------------------------------------------------------------------------
BANKING - 3.6%
     $1,500,000     Citicorp, 8.625%, 12/1/2002                       $1,604,520
      3,000,000     Citigroup Inc., 9.50%, 3/1/2002                    3,237,255
      1,000,000     NationsBank Corp., 5.75%, 3/15/2001                  995,332
--------------------------------------------------------------------------------
                    Total                                              5,837,107
--------------------------------------------------------------------------------
CHEMICALS - 0.7%
      1,048,977     Dow Chemical Co., 7.60%, 1/2/2002                  1,070,979
--------------------------------------------------------------------------------
DEFENSE - 1.2%
      2,000,000     Martin Marietta Corp., 6.50%, 4/15/2003            2,001,900
--------------------------------------------------------------------------------
ELECTRONICS - 0.4%
        750,000     Motorola, Inc., 6.50%, 11/15/2028                    685,612
--------------------------------------------------------------------------------
ENERGY SERVICES - 1.2%
      2,000,000     Halliburton Co., 6.30%, 8/5/2002                   1,987,982
--------------------------------------------------------------------------------
FINANCE - 9.2%
      2,000,000     Associates Corp. of North America,
                      7.25%, 5/22/2006                                 2,056,290
        500,000     Ford Motor Credit Corp.,
                      6.11%, 12/28/2001                                  498,942
      1,500,000     General Electric Global Insurance
                      Holding Corp., 7.00%, 2/15/2026                  1,512,622
      1,000,000     Goldman Sachs Group, 6.65%, 5/15/2009                989,280
      3,750,000     International Lease Finance Corp.,
                      6.25%, 10/15/2000                                3,775,477
        250,000     International Lease Finance Corp.,
                      8.375%, 12/15/2004                                 271,041
      1,000,000     Lehman Brothers Inc.,
                      7.125%, 7/15/2002                                1,008,040
      2,000,000     Merrill Lynch & Co., Inc.,
                      6.00%, 2/17/2009                                 1,880,990
      1,500,000     Morgan Stanley Dean Witter & Co.,
                      5.625%, 1/20/2004                                1,450,805
      1,500,000     Sears Roebuck Acceptance Corp.,
                      7.00%, 6/15/2007                                 1,519,070
--------------------------------------------------------------------------------
                    Total                                             14,962,557
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 0.6%
      1,000,000     Procter & Gamble Co., 7.375%, 3/1/2023               991,427
--------------------------------------------------------------------------------
INTERNATIONAL - 1.7%
        100,000     Koninklijke Philips Electronics NV,
                      8.375%, 9/15/2006                                  107,436
      2,000,000     TransCanada PipeLines Ltd.,
                      9.125%, 4/20/2006                                2,175,700
        430,000     TransCanada PipeLines Ltd.,
                      8.625%, 5/15/2012                                  496,590
--------------------------------------------------------------------------------
                    Total                                              2,779,726
--------------------------------------------------------------------------------
OIL - 4.2%
      1,000,000     Ashland Inc., 7.90%, 8/5/2006                      1,039,145
        850,000     Chevron Capital USA, Inc.,
                      7.45%, 8/15/2004                                   869,129
      1,750,000     Enron Corp., 7.625%, 9/10/2004                     1,820,861
      3,000,000     Occidental Petroleum Corp.,
                      8.50%, 11/9/2001                                 3,093,573
--------------------------------------------------------------------------------
                    Total                                              6,822,708
--------------------------------------------------------------------------------
REAL ESTATE - 3.5%
      1,000,000     Highwoods Forsyth LP, 7.19%, 6/15/2004               956,214
      1,000,000     Irvine Apartment Communities, Inc.,
                      7.00%, 10/1/2007                                   907,696
      2,000,000     Meditrust Corp., 7.82%, 9/10/2026                  1,777,580
      1,000,000     Post Apartment Homes LP,
                      7.30%, 4/1/2004                                  1,018,394
      1,000,000     United Dominion Realty Trust, Inc.,
                      7.95%, 7/12/2006                                   962,852
--------------------------------------------------------------------------------
                    Total                                              5,622,736
--------------------------------------------------------------------------------
RETAIL - 0.6%
      1,000,000     Safeway, Inc., 5.875%, 11/15/2001                    987,587
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 2.1%
      2,000,000     GTE California, Inc., 5.50%, 1/15/2009             1,843,520
      1,500,000     GTE Corp., 7.83%, 5/1/2023                         1,510,766
--------------------------------------------------------------------------------
                    Total                                              3,354,286
--------------------------------------------------------------------------------
UTILITIES - ELECTRIC - 2.9%
      4,250,000     Georgia Power Co., 6.625%, 4/1/2003                4,230,012
        500,000     Northern Illinois Gas Co.,
                      7.26%, 10/15/2025                                  484,901
--------------------------------------------------------------------------------
                    Total                                              4,714,913
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
  (IDENTIFIED COST $52,831,838)                                       51,819,520
--------------------------------------------------------------------------------
GOVERNMENT AGENCIES - 34.5%
--------------------------------------------------------------------------------
FANNIE MAE - 20.3%
      4,000,000     4.39%, 10/13/2000                                  3,942,040
      4,000,000     5.42%, 1/23/2001                                   3,989,404
      1,500,000     5.36%, 2/16/2001                                   1,493,909
      3,000,000     5.41%, 12/15/2003                                  2,908,554
     10,318,000     5.125%, 2/13/2004                                  9,972,357
      1,250,000     6.50%, 11/25/2007, REMIC,
                      Series 1993-118-H                                1,252,200
      5,000,000     6.00%, 2/25/2011, REMIC,
                      Series 1996-21-PK                                4,868,377
        299,230     6.00%, 8/1/2013                                      288,564
      4,250,000     6.50%, 4/25/2023, REMIC,
                      Series 1993-210-PL                               4,194,159
--------------------------------------------------------------------------------
                    Total                                             32,909,564
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK - 8.8%
      6,000,000     5.475%, 3/15/2001                                  5,985,498
      1,500,000     5.40%, 1/15/2003                                   1,475,420
      1,000,000     5.79%, 5/27/2003                                     994,231
      3,000,000     5.575%, 9/2/2003                                   2,954,979
      1,000,000     5.038%, 10/14/2008                                   918,987
      2,000,000     5.705%, 3/2/2009                                   1,930,520
--------------------------------------------------------------------------------
                    Total                                             14,259,635
--------------------------------------------------------------------------------
FREDDIE MAC - 5.4%
      2,075,000     6.22%, 3/24/2003                                   2,094,872
      2,000,000     7.585%, 9/19/2006                                  2,062,144
      5,000,000     5.125%, 10/15/2008                                 4,673,985
--------------------------------------------------------------------------------
                    Total                                              8,831,001
--------------------------------------------------------------------------------
TOTAL GOVERNMENT AGENCIES
  (IDENTIFIED COST $56,409,867)                                       56,000,200
--------------------------------------------------------------------------------
U.S. TREASURIES - 31.5%
--------------------------------------------------------------------------------
U.S. TREASURY BONDS - 24.7%
      7,400,000     7.50%, 11/15/2016                                  8,466,066
      1,500,000     9.00%, 11/15/2018                                  1,980,938
      1,000,000     8.875%, 2/15/2019                                  1,308,750
      3,500,000     8.125%, 8/15/2019                                  4,292,971
      7,400,000     7.125%, 2/15/2023                                  8,329,625
      5,500,000     6.75%, 8/15/2026                                   5,984,687
      5,500,000     6.125%, 11/15/2027                                 5,558,437
      2,000,000     5.50%, 8/15/2028                                   1,864,376
      2,500,000     5.25%, 2/15/2029                                   2,292,188
--------------------------------------------------------------------------------
                    Total                                             40,078,038
--------------------------------------------------------------------------------
U.S. TREASURY NOTES - 6.8%
      5,500,000     4.875%, 3/31/2001                                  5,446,722
      4,500,000     6.50%, 5/31/2001                                   4,588,596
      1,000,000     5.50%, 5/15/2009                                     992,500
--------------------------------------------------------------------------------
                    Total                                             11,027,818
--------------------------------------------------------------------------------
TOTAL U.S. TREASURIES
  (IDENTIFIED COST $52,240,141)                                       51,105,856
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 1.4%
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.4%
      2,263,000     Donaldson, Lufkin and Jenrette
                      Securities Corp., 4.82%,
                      dated 5/28/1999, due 6/1/1999,
                      repurchase price $2,264,212
                      (Collateralized by U.S.
                      Government Securities)                           2,263,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
  (IDENTIFIED COST $2,263,000)                                         2,263,000
--------------------------------------------------------------------------------
CONTRACTS                                                                  VALUE
--------------------------------------------------------------------------------
OPTIONS PURCHASED - 0.0%
            100     Put option on Chicago Board Options
                      Exchange 30-Year Treasury Bond Index,
                      expires 6/19/1999, strike @ $57.50                  16,250
--------------------------------------------------------------------------------
TOTAL OPTIONS PURCHASED
  (IDENTIFIED COST $13,525)                                               16,250
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.3%
  (IDENTIFIED COST $163,758,371)                                     161,204,826
--------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.7%                                  1,093,585
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                           $162,298,411
--------------------------------------------------------------------------------

                      (See Notes to Financial Statements.)

FIRSTAR STELLAR STRATEGIC INCOME FUND     May 31,1999 (unaudited)
--------------------------------------------------------------------------------
SHARES, PRINCIPAL AMOUNT OR CONTRACTS                                     VALUE
--------------------------------------------------------------------------------
DOMESTIC EQUITY - 9.3%
--------------------------------------------------------------------------------
COMMON STOCKS - 4.4%
--------------------------------------------------------------------------------
APPLIANCES - 0.2%
          5,000     Whirlpool Corp.                                     $322,500
--------------------------------------------------------------------------------
BANKING & FINANCE - 0.5%
         10,000     First Union Corp.                                    460,625
         10,000     Fleet Financial Group, Inc.                          411,250
--------------------------------------------------------------------------------
                    Total                                                871,875
--------------------------------------------------------------------------------
ENERGY - 0.3%
         15,000     Ashland Inc.                                         611,250
--------------------------------------------------------------------------------
INSURANCE - 0.3%
         15,000     Ohio Casualty Corp.                                  570,937
--------------------------------------------------------------------------------
TOBACCO - 0.2%
         10,000     Philip Morris Cos., Inc.                             385,625
--------------------------------------------------------------------------------
UTILITIES - 2.9%
         20,000     Central and South West Corp.                         515,000
         10,000     Duke Energy Corp.                                    603,125
         68,000     GPU, Inc.                                          2,962,250
         35,000     Texas Utilities Co.                                1,575,000
--------------------------------------------------------------------------------
                    Total                                              5,655,375
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (IDENTIFIED COST $8,389,342)                                         8,417,562
--------------------------------------------------------------------------------
PREFERRED STOCKS - 4.9%
--------------------------------------------------------------------------------
ENERGY - 0.9%
         68,200     Enron Capital Trust I, Pfd., $2.08                 1,760,413
--------------------------------------------------------------------------------
FINANCE - 3.6%
         80,000     Citigroup Capital Trust I, Pfd., $2.00             2,065,000
         40,000     Merrill Capital Trust V, Pfd., $1.82               1,007,500
        136,500     PLC Capital Trust I, Pfd., Series B, $2.06         3,574,594
         10,000     Sears, Roebuck Acceptance
                      Corp., Pfd., $1.74                                 246,875
--------------------------------------------------------------------------------
                    Total                                              6,893,969
--------------------------------------------------------------------------------
UTILITIES - 0.4%
         15,000     Alabama Power Capital Trust II, Pfd., $1.90          385,313
         17,500     Detroit Edison Co., Pfd., $1.84                      435,312
--------------------------------------------------------------------------------
                    Total                                                820,625
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
  (IDENTIFIED COST $9,408,002)                                         9,475,007
--------------------------------------------------------------------------------
TOTAL DOMESTIC EQUITY
  (IDENTIFIED COST $17,797,344)                                       17,892,569
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 19.3%
         45,000     American Health Properties, Inc.                     900,000
         20,000     Archstone Communities Trust                          450,000
         15,000     Avalonbay Communities, Inc.                          530,625
         20,000     Camden Property Trust                                548,750
         50,000     CarrAmerica Realty Corp.                           1,246,875
         50,000     Crescent Real Estate Equities Co.                  1,153,125
         40,000     Equity Office Properties Trust                     1,130,000
          5,000     Equity Residential Properties Trust                  239,687
        110,625     Glimcher Realty Trust                              1,873,711
         30,000     Health Care Property Investors, Inc.                 909,375
        114,637     Healthcare Realty Trust, Inc.                      2,479,025
          9,200     Highwoods Properties, Inc.                           242,075
         23,000     Highwoods Properties, Inc., Pfd., $2.00              534,750
         55,000     Hospitality Properties Trust                       1,491,875
         40,000     IRT Property Co.                                     387,500
         30,000     Kimco Realty Corp.                                 1,198,125
         42,100     Kimco Realty Corp.,
                      Cumulative Pfd., $2.13                           1,068,288
        157,319     LTC Properties, Inc.                               2,094,309
         98,000     Lexington Corporate Properties Trust               1,145,375
         40,000     Meditrust Corp.                                      555,000
         80,000     National Health Investors, Inc.                    1,875,000
          5,000     Nationwide Health Properties, Inc.                   101,875
        139,214     Omega Healthcare Investors                         3,654,367
         93,656     Pennsylvania Real Estate Investment Trust          1,943,362
         45,000     Public Storage, Inc., Pfd., Series F, $2.44        1,248,750
        110,000     RFS Hotel Investors, Inc.                          1,505,625
         76,600     Realty Income Corp.                                1,833,613
        146,000     Sizeler Property Investors, Inc.                   1,286,625
        105,800     Town & Country Trust                               1,785,375
          4,300     United Dominion Realty Trust, Inc.,
                      Cumulative Pfd., $2.15                             104,813
         15,000     United Dominion Realty Trust, Inc., Pfd.,
                      Series A, $2.31                                    371,250
        114,000     Winston Hotels, Inc.                               1,090,125
--------------------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (IDENTIFIED COST $41,007,506)                                       36,979,250
--------------------------------------------------------------------------------
CORPORATE BONDS - 40.5%
--------------------------------------------------------------------------------
AUTOMOTIVE - 1.6%
     $2,925,000     Ford Motor Co., 7.50%, 8/1/2026                    2,994,050
--------------------------------------------------------------------------------
BANKS & SAVINGS INSTITUTIONS - 1.9%
        500,000     Capital Holding Corp., 9.25%, 5/7/2001               520,459
      3,000,000     Citicorp, 7.25%, 10/15/2011                        3,105,795
--------------------------------------------------------------------------------
                    Total                                              3,626,254
--------------------------------------------------------------------------------
COMPUTERS - 1.8%
      3,500,000     Dell Computer Corp., 7.10%, 4/15/2028              3,386,324
--------------------------------------------------------------------------------
DIVERSIFIED ENERGY - 2.3%
      1,943,000     Occidental Petroleum Corp.,
                      10.125%, 9/15/2009                               2,284,945
      2,000,000     Occidental Petroleum Corp.,
                      10.69%, 7/27/2000                                2,086,944
--------------------------------------------------------------------------------
                    Total                                              4,371,889
--------------------------------------------------------------------------------
ELECTRONICS - 0.5%
      1,000,000     Loral Corp., 7.625%, 6/15/2025                     1,018,150
--------------------------------------------------------------------------------
ENERGY - 3.4%
        750,000     Ashland Inc., Series F, 7.90%, 8/5/2006              779,359
      1,500,000     Ashland Inc., 7.78%, 9/19/2016                     1,510,905
      2,000,000     Atlantic Richfield Co., Series B,
                      8.60%, 5/15/2012                                 2,320,048
        500,000     Chevron Capital USA, Inc.,
                      7.45%, 8/15/2004                                   511,253
      1,000,000     Coastal Corp., 9.625%, 5/15/2012                   1,190,168
        289,000     Duke Energy Corp., 7.875%, 5/1/2024                  299,736
--------------------------------------------------------------------------------
                    Total                                              6,611,469
--------------------------------------------------------------------------------
ENERGY - OIL EXPLORATION - 1.5%
      2,900,000     Noble Affiliates, Inc., 8.00%, 4/1/2027            3,011,157
--------------------------------------------------------------------------------
FINANCE - 10.7%
      1,500,000     Associates Corp. of North America,
                      Medium Term Note, 7.25%, 5/22/2006               1,542,218
      4,000,000     Banc One Corp., 8.00%, 4/29/2027                   4,302,000
      1,000,000     Citigroup Inc., 9.50%, 3/1/2002                    1,079,085
      2,000,000     Highwoods Forsyth LP, 7.19%, 6/15/2004             1,912,428
      1,500,000     International Lease Finance Corp.,
                      8.375%, 12/15/2004                               1,626,246
      3,500,000     Lehman Brothers Holdings Inc.,
                      7.25%, 10/15/2003                                3,540,204
      2,000,000     Lehman Brothers Inc.,
                      6.625%, 2/15/2008                                1,945,520
      4,150,000     NationsBank Capital Trust IV,
                      8.25%, 4/15/2027                                 4,358,442
--------------------------------------------------------------------------------
                    Total                                             20,306,143
--------------------------------------------------------------------------------
GROCERY STORE - RETAIL - 1.1%
      2,000,000     Safeway, Inc., Medium Term Note,
                      8.57%, 4/1/2003                                  2,127,986
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 1.0%
      2,000,000     Procter & Gamble Co., 7.375%, 3/1/2023             1,982,854
--------------------------------------------------------------------------------
INDUSTRIAL - 3.3%
      2,200,000     Fort James Corp., 6.625%, 9/15/2004                2,199,239
      2,000,000     Lockheed Martin Corp.,
                      7.875%, 3/15/2023                                2,030,758
      2,000,000     Weyerhaeuser Co., 7.50%, 3/1/2013                  2,082,624
--------------------------------------------------------------------------------
                    Total                                              6,312,621
--------------------------------------------------------------------------------
INSURANCE - 1.1%
      2,000,000     Ohio National Life Insurance Co.,
                      8.875%, 7/15/2004                                2,153,988
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 4.3%
      1,125,000     Irvine Apartment Communities, Inc.,
                      7.00%, 10/1/2007                                 1,021,158
        200,000     Meditrust Corp., 7.60%, 7/15/2001                    189,632
      1,000,000     Post Apartment Homes LP,
                      7.30%, 4/1/2004                                  1,018,394
      2,000,000     Spieker Properties, Inc.,
                      8.00%, 7/19/2005                                 2,026,036
      4,175,000     United Dominion Realty Trust, Inc.,
                      7.25%, 1/15/2007                                 3,898,740
--------------------------------------------------------------------------------
                    Total                                              8,153,960
--------------------------------------------------------------------------------
RETAIL & APPAREL - 2.7%
      2,250,000     Federated Department Stores, Inc.,
                      7.45%, 7/15/2017                                 2,294,455
      1,050,000     Penney (J.C.) Co., Inc., 9.45%,
                      7/15/2002                                        1,077,336
      1,000,000     Penney (J.C.) Co., Inc., 7.95%,
                      4/1/2017                                         1,014,731
        725,000     Sears, Roebuck & Co., 8.66%,
                      10/2/2006                                          790,132
--------------------------------------------------------------------------------
                    Total                                              5,176,654
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.8%
      3,500,000     GTE Corp., 7.83%, 5/1/2023                         3,525,119
--------------------------------------------------------------------------------
TOBACCO - 0.5%
      1,017,000     Philip Morris Cos., Inc., 7.125%,
                      8/15/2002                                        1,033,200
--------------------------------------------------------------------------------
UTILITIES - 1.0%
      2,000,000     Northern Illinois Gas Co.,
                      7.26%, 10/15/2025                                1,939,606
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
  (IDENTIFIED COST $79,767,366)                                       77,731,424
--------------------------------------------------------------------------------
INTERNATIONAL SECURITIES - 11.9%
--------------------------------------------------------------------------------
CLOSED-END INVESTMENT COMPANIES - 2.1%
        220,000     First Commonwealth Fund Inc.                       2,323,750
        265,000     Kleinwort Benson Australian Income Fund            1,788,750
--------------------------------------------------------------------------------
                    Total                                              4,112,500
--------------------------------------------------------------------------------
ELECTRONICS - 0.6%
      1,000,000     Koninklijke Philips Electronics NV,
                      8.375%, 9/15/2006                                1,074,358
--------------------------------------------------------------------------------
FINANCE - 6.0%
      3,700,000     ABN-AMRO Bank NV, New York,
                      7.75%, 5/15/2023                                 3,865,109
      3,000,000     Societe Generale, New York,
                      7.40%, 6/1/2006                                  3,052,986
      4,500,000     Zurich Capital Trust, 8.376%, 6/1/2037             4,704,052
--------------------------------------------------------------------------------
                    Total                                             11,622,147
--------------------------------------------------------------------------------
INTERNATIONAL OIL - 3.2%
        154,300     TransCanada PipeLines Ltd., Pfd., $2.13            4,011,800
      1,645,000     TransCanada PipeLines Ltd.,
                      9.875%, 1/1/2021                                 2,055,000
--------------------------------------------------------------------------------
                    Total                                              6,066,800
--------------------------------------------------------------------------------
TOTAL INTERNATIONAL SECURITIES
  (IDENTIFIED COST $24,325,867)                                       22,875,805
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES - 17.3%
--------------------------------------------------------------------------------
FANNIE MAE - 1.6%
         24,754     10.00%, REMIC, 12/25/2018                             24,971
        303,782     8.40%, REMIC, 8/25/2019                              312,911
      1,960,046     7.50%, REMIC, 5/25/2020                            1,970,542
        798,080     9.50%, REMIC, 6/25/2020                              837,933
--------------------------------------------------------------------------------
                    Total                                              3,146,357
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK - 0.9%
         72,519     11.00%, 4/1/2003                                      74,496
        463,254     9.00%, 5/1/2021                                      498,691
      1,008,624     8.50%, 6/1/2024                                    1,072,004
--------------------------------------------------------------------------------
                    Total                                              1,645,191
--------------------------------------------------------------------------------
FREDDIE MAC - 5.9%
        670,000     10.00%, REMIC, 12/15/2020                            715,950
      2,000,000     10.00%, REMIC, 1/15/2021                           2,118,534
      1,337,725     7.50%, REMIC, 7/15/2021                            1,355,129
      3,250,000     7.00%, REMIC, 1/15/2022                            3,249,988
      2,000,000     7.50%, REMIC, 5/20/2024                            2,027,647
      2,000,000     6.50%, REMIC, 3/15/2026                            1,944,150
--------------------------------------------------------------------------------
                    Total                                             11,411,398
--------------------------------------------------------------------------------
GINNIE MAE - 8.9%
         91,673     9.00%, 7/15/2016                                      98,943
        294,075     9.00%, 1/15/2022                                     315,158
      4,000,000     7.50%, REMIC, 5/16/2023                            4,101,428
        414,360     8.00%, 11/20/2026                                    427,917
        671,245     7.50%, 12/15/2026                                    687,778
      1,225,244     7.50%, 2/20/2027                                   1,248,369
      2,405,691     7.50%, 6/15/2027                                   2,464,568
      2,967,850     6.50%, 12/20/2028                                  2,884,184
      5,012,624     6.00%, 5/15/2029                                   4,757,930
--------------------------------------------------------------------------------
                    Total                                             16,986,275
--------------------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
  (IDENTIFIED COST $33,556,259)                                       33,189,221
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 0.8%
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.8%
      1,515,000     Donaldson, Lufkin and Jenrette Securities
                      Corp., 4.82%, dated 5/28/1999,
                      due 6/1/1999, repurchase price
                      $1,515,811 (Collateralized by
                      U.S. Government Securities)                      1,515,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
  (IDENTIFIED COST $1,515,000)                                         1,515,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.1%
  (IDENTIFIED COST $197,969,342)                                     190,183,269
--------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.9%                                  1,754,301
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                           $191,937,570
--------------------------------------------------------------------------------
SCHEDULE OF CALL OPTIONS WRITTEN
            200     American Health Properties, Inc.,
                      expires 7/17/1999,
                      exercise price $17.50                              $56,250
            200     American Health Properties, Inc.,
                      expires 7/17/1999,
                      exercise price $20.00                               18,750
            200     Central and South West Corp.,
                      expires 8/21/1999,
                      exercise price $25.00                               33,750
            100     Fleet Financial Group, Inc.,
                      expires 6/19/1999,
                      exercise price $40.00                               18,750
            250     GPU, Inc., expires 6/19/1999,
                      exercise price $37.50                              154,687
            250     GPU, Inc., expires 8/21/1999,
                      exercise price $40.00                              104,688
            350     Hospitality Properties Trust,
                      expires 6/19/1999,
                      exercise price $30.00                                4,375
            250     Hospitality Properties Trust,
                      expires 9/18/1999,
                      exercise price $30.00                               10,156
            200     Meditrust Corp., expires 7/17/1999,
                      exercise price $15.00                                8,750
            100     Meditrust Corp., expires 7/17/1999,
                      exercise price $17.50                                1,250
--------------------------------------------------------------------------------
TOTAL CALL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $232,758)                                           411,406
--------------------------------------------------------------------------------
SCHEDULE OF PUT OPTIONS WRITTEN
            100     Alcoa Inc., expires 7/17/1999,
                      exercise price $55.00                               40,000
             50     E. I. Du Pont de Nemours and Co.,
                      expires 7/17/1999,
                      exercise price $65.00                               14,375
            100     KeyCorp, expires 6/19/1999,
                      exercise price $35.00                               16,250
             50     Texaco Inc., expires 7/17/1999,
                      exercise price $55.00                                2,969
             50     Weyerhaeuser Co., expires 7/17/1999,
                      exercise price $60.00                               10,938
--------------------------------------------------------------------------------
TOTAL PUT OPTIONS WRITTEN
  (PREMIUMS RECEIVED $49,973)                                             84,532
--------------------------------------------------------------------------------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $282,731)                                          $495,938
--------------------------------------------------------------------------------

ABBREVIATIONS TO PORTFOLIOS OF INVESTMENTS

The following abbreviations are used in these portfolios:
AMBAC--   American Municipal Bond Assurance Corporation
FGIC --   Financial Guaranty Insurance Company
FSA  --   Financial Security Assurance
GO   --   General Obligation
HFDA --   Health Facility Development Authority
HFDC --   Health Facility Development Corporation
INS  --   Insured
LP   --   Limited Partnership
LT   --   Limited Tax
MBIA --   Municipal Bond Investors Assurance
PCA  --   Pollution Control Authority
PFA  --   Public Facility Authority
REMIC--   Real Estate Mortgage Investment Conduit
UT   --   Unlimited Tax

                      (See Notes to Financial Statements.)

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 1999 (unaudited)

                                                        Firstar Stellar              Firstar Stellar            Firstar Stellar
                                                            Insured                  U.S. Government               Strategic
                                                            Tax-Free                     Income                     Income
                                                           Bond Fund                      Fund                       Fund
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Total investments in securities, at value                $159,987,764                  $161,204,826             $190,183,269
 Cash                                                               --                           349                  139,851
 Income receivable                                           2,290,967                     2,224,115                2,210,809
 Receivable for investments sold                                    --                            --                  997,375
 Receivable for Fund shares sold                                    --                       163,338                   56,933
 Other assets                                                    1,959                            --                   23,024
------------------------------------------------------------------------------------------------------------------------------------
   Total assets                                            162,280,690                   163,592,628              193,611,261
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
 Payable for investments purchased                           3,091,765                       995,041                  412,250
 Payable for Fund shares redeemed                                   --                        14,292                  525,988
 Income distribution payable                                        --                       140,779                       --
 Options written, at value                                          --                            --                  495,938
 Payable to affiliates                                         140,375                       144,105                  239,515
 Accrued expenses                                                  890                            --                       --
------------------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                         3,233,030                     1,294,217                1,673,691
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                $159,047,660                  $162,298,411             $191,937,570
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
 Paid in capital                                          $152,645,943                  $164,061,810             $216,327,333
 Accumulated undistributed (distributions in
   excess of) net investment income                             39,225                       106,743                (257,063)
 Accumulated undistributed net realized gain (loss)
   on investments and options                                 (13,457)                       683,403             (16,133,420)
 Net unrealized appreciation (depreciation) on
   investments and options                                   6,375,949                   (2,553,545)              (7,999,280)
------------------------------------------------------------------------------------------------------------------------------------
   Total net assets                                       $159,047,660                  $162,298,411             $191,937,570
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
 A Shares                                                 $159,047,660                  $161,304,553                       --
 B Shares                                                           --                       993,858             $191,937,570
------------------------------------------------------------------------------------------------------------------------------------
   Total net assets                                       $159,047,660                  $162,298,411             $191,937,570
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING:
 A Shares                                                   15,439,205                    16,621,481                       --
 B Shares                                                           --                       102,475               20,854,439
------------------------------------------------------------------------------------------------------------------------------------
   Total shares outstanding                                 15,439,205                    16,723,956               20,854,439
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
 A Shares                                                       $10.30                         $9.70                       --
 B Shares                                                           --                         $9.70                    $9.20
------------------------------------------------------------------------------------------------------------------------------------
OFFERING PRICE PER SHARE:
 A Shares                                                       $10.79(a)<F6>                 $10.05(b)<F7>                --
 B Shares                                                           --                         $9.70                    $9.20
------------------------------------------------------------------------------------------------------------------------------------
REDEMPTION PROCEEDS PER SHARE:
 A Shares                                                       $10.30                         $9.70                       --
 B Shares                                                           --                         $9.22(c)<F8>             $8.74(c)<F8>
------------------------------------------------------------------------------------------------------------------------------------
Investments, at identified cost                           $153,611,815                  $163,758,371             $197,969,342
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Investments, at tax cost                                  $153,611,815                  $163,786,054             $200,235,565
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

  (a)<F6> Computation of Offering price:  100/95.5 of net asset value.
  (b)<F7> Computation of Offering price:  100/96.5 of net asset value.
  (c)<F8> Computation of Redemption Proceeds:  95/100 of net asset value.

                      (See Notes to Financial Statements.)


STATEMENTS OF OPERATIONS
Six Months Ended May 31, 1999 (unaudited)

                                                         Firstar Stellar                Firstar Stellar         Firstar Stellar
                                                            Insured                     U.S. Government            Strategic
                                                           Tax-Free                         Income                  Income
                                                          Bond Fund                          Fund                    Fund
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest income                                            $4,001,864                    $4,793,747               $4,948,661
 Dividend income                                                    --                            --                3,054,617
------------------------------------------------------------------------------------------------------------------------------------
   Total income                                              4,001,864                     4,793,747                8,003,278
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
 Investment advisory fees                                      585,419                       464,184                  934,816
 Shareholder services fees                                     195,223                       193,496                  245,923
 Administration fees                                            85,861                        85,100                  108,242
 Portfolio accounting fees                                      28,030                        30,282                   31,010
 Custodian fees                                                 19,514                        19,341                   24,600
 Transfer and dividend disbursing agent fees and expenses       18,130                        18,172                   30,688
 Auditing fees                                                  11,830                         9,842                   10,248
 Printing and postage                                            7,028                         6,650                    6,902
 Federal and state registration fees                             6,398                         8,288                    7,854
 Trustees' fees                                                  2,982                         2,982                    2,870
 Legal fees                                                      2,128                         2,226                    2,590
 Miscellaneous                                                     770                           602                      770
------------------------------------------------------------------------------------------------------------------------------------
   Total expenses                                              963,313                       841,165                1,406,513
------------------------------------------------------------------------------------------------------------------------------------
Waivers--
------------------------------------------------------------------------------------------------------------------------------------
 Waiver of investment advisory fees                           (175,211)                           --                       --
 Waiver of shareholder services fees                          (136,267)                     (134,820)                (172,224)
------------------------------------------------------------------------------------------------------------------------------------
   Total  waivers                                             (311,478)                     (134,820)                (172,224)
------------------------------------------------------------------------------------------------------------------------------------
        Net expenses                                           651,835                       706,345                1,234,289
------------------------------------------------------------------------------------------------------------------------------------
             NET INVESTMENT INCOME                           3,350,029                     4,087,402                6,768,989
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND OPTIONS:
Net realized gain (loss) on investments and options            (12,656)                    1,135,872              (11,055,367)
Net change in unrealized appreciation (depreciation)
  on investments and options                                (2,613,822)                   (8,686,758)               2,595,230
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND OPTIONS                                (2,626,478)                   (7,550,886)              (8,460,137)
------------------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                $723,551                   $(3,463,484)             $(1,691,148)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                (See Notes to Financial Statements.)


STATEMENTS OF CHANGES IN NET ASSETS

                                                                             Firstar Stellar             Firstar Stellar
                                            Firstar Stellar Insured          U.S. Government                 Strategic
                                              Tax-Free Bond Fund               Income Fund                 Income Fund
                                     --------------------------------- ------------------------- ----------------------------
                                        Six Months                     Six Months                   Six Months
                                           Ended        Year Ended       Ended      Year Ended        Ended       Year Ended
                                       May 31, 1999    November 30,   May 31, 1999  November 30,  May 31, 1999  November 30,
                                       (unaudited)         1998        (unaudited)     1998       (unaudited)       1998
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS--
Net investment income                   $3,350,029     $6,293,827     $4,087,402     $7,405,285     $6,768,989    $14,128,659
Net realized gain (loss)
  on investments and options               (12,656)       166,776      1,135,872      1,754,333    (11,055,367)    (5,003,385)
Net change in unrealized appreciation
  (depreciation) on investments
  and options                           (2,613,822)     3,424,446     (8,686,758)     2,658,356      2,595,230    (14,077,724)
------------------------------------------------------------------------------------------------------------------------------------
  Change in net assets resulting
    from operations                        723,551      9,885,049     (3,463,484)    11,817,974     (1,691,148)    (4,952,450)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income
  A Shares                              (3,423,060)    (6,255,253)    (4,080,659)    (7,416,798)            --             --
  B Shares                                      --             --        (16,722)        (7,290)    (7,026,052)   (14,227,658)
Distributions from net realized
  gain on investments and options
  A Shares                                (167,577)      (324,276)            --             --             --             --
  B Shares                                      --             --             --             --             --     (1,593,824)
------------------------------------------------------------------------------------------------------------------------------------
Change in net assets
  from distributions to
  shareholders                          (3,590,637)    (6,579,529)    (4,097,381)    (7,424,088)    (7,026,052)   (15,821,482)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS--
Proceeds from sales of shares           18,499,071     36,272,222     32,795,250     39,578,764     22,868,632     83,977,189
Net asset value of shares
  issued to shareholders
  in payment of distributions declared      66,817        108,994      1,592,789      2,917,392      2,121,014      5,175,549
Cost of shares redeemed                 (8,882,614)   (16,046,687)   (13,606,389)   (35,257,729)   (26,688,454)   (45,437,959)
------------------------------------------------------------------------------------------------------------------------------------
  Change in net assets
    from share transactions              9,683,274     20,334,529     20,781,650      7,238,427     (1,698,808)    43,714,779
------------------------------------------------------------------------------------------------------------------------------------
       Change in net assets              6,816,188     23,640,049     13,220,785     11,632,313    (10,416,008)    22,940,847
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                    152,231,472    128,591,423    149,077,626    137,445,313    202,353,578    179,412,731
------------------------------------------------------------------------------------------------------------------------------------
End of period                         $159,047,660   $152,231,472   $162,298,411   $149,077,626   $191,937,570   $202,353,578
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
  (distributions in
  excess of) net investment
  income included in net
  assets at end of period                  $39,225       $112,256       $106,743       $116,722      $(257,063)            --
------------------------------------------------------------------------------------------------------------------------------------

                                                (See Notes to Financial Statements.)

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                      NET REALIZED
                                                          AND                                     DISTRIBUTIONS     DISTRIBUTIONS
                         NET ASSET                     UNREALIZED                  DISTRIBUTIONS    FROM NET        IN EXCESS OF
                           VALUE,           NET      GAIN (LOSS) ON   TOTAL FROM      FROM NET    REALIZED GAIN   NET REALIZED GAIN
PERIOD ENDED            BEGINNING       INVESTMENT    INVESTMENTS     INVESTMENT     INVESTMENT   ON INVESTMENTS   ON INVESTMENTS
NOVEMBER 30,            OF PERIOD         INCOME      AND OPTIONS     OPERATIONS       INCOME       AND OPTIONS     AND OPTIONS
                                                                                                                     (D)<F12>
------------------------------------------------------------------------------------------------------------------------------------
FIRSTAR STELLAR
  INSURED TAX-FREE
  BOND FUND

A SHARES
1997(a)<F9>                $10.00           0.44           0.24           0.68          (0.43)         --             --
1998                       $10.25           0.46           0.26           0.72          (0.46)         (0.02)         --
1999(i)<F17>               $10.49           0.22          (0.17)          0.05          (0.23)         (0.01)         --

FIRSTAR STELLAR
  U.S. GOVERNMENT
  INCOME FUND
A SHARES
1994                       $10.25           0.55          (0.90)         (0.35)         (0.55)         (0.11)         --
1995                        $9.24           0.60           0.74           1.34          (0.60)         --             --
1996                        $9.98           0.57          (0.15)          0.42          (0.57)         --             --
1997                        $9.83           0.57           0.04           0.61          (0.57)         --             --
1998                        $9.87           0.56           0.30           0.86          (0.55)         --             --
1999(i)<F17>               $10.18           0.26          (0.48)         (0.22)         (0.26)         --             --

B SHARES
1998(c)<F11>                $9.89           0.36           0.29           0.65          (0.36)         --             --
1999(i)<F17>               $10.18           0.26          (0.48)         (0.22)         (0.26)         --             --

FIRSTAR STELLAR
  STRATEGIC INCOME
  FUND
B SHARES
1995(b)<F10>               $10.00           0.69           0.55           1.24          (0.67)         (0.04)       (0.00)(h)<F16>
1996                       $10.53           0.73          (0.04)          0.69          (0.72)         --             --
1997                       $10.50           0.73           0.18           0.91          (0.74)         --             --
1998                       $10.67           0.72          (0.94)         (0.22)         (0.73)         (0.10)         --
1999(i)<F17>                $9.62           0.32          (0.41)         (0.09)         (0.33)         --             --
------------------------------------------------------------------------------------------------------------------------------------


                                                       RATIOS TO AVERAGE NET ASSETS
                                                    ---------------------------------                 NET ASSETS,
                   NET ASSET                                      NET           EXPENSE                   END        PORTFOLIO
TOTAL             VALUE, END        TOTAL                      INVESTMENT       WAIVER/                OF PERIOD      TURNOVER
DISTRIBUTIONS      OF PERIOD      RETURN (E)<F13>  EXPENSES      INCOME      REIMBURSEMENT (G)<F15>  (000 OMITTED)      RATE
------------------------------------------------------------------------------------------------------------------------------------
(0.43)              $10.25           6.91%        0.79%(f)<F14>  4.66%(f)<F14>  0.45%(f) <F14>        $128,591          15%
(0.48)              $10.49           7.20%        0.79%          4.43%          0.45%                 $152,231          14%
(0.24)              $10.30           0.46%        0.83%(f)<F14>  4.29%(f)<F14>  0.40%(f) <F14>        $159,048           9%


(0.66)               $9.24          (3.53)%       0.97%          5.87%          0.23%                  $87,924         148%
(0.60)               $9.98          14.90%        0.92%          6.23%          0.20%                 $109,666         236%
(0.57)               $9.83           4.46%        0.92%          5.88%          0.20%                 $138,874         158%
(0.57)               $9.87           6.46%        0.89%          5.88%          0.20%                 $137,445         140%
(0.55)              $10.18           9.00%        0.91%          5.51%          0.20%                 $148,773          88%
(0.26)               $9.70          (2.16)%       0.91%(f)<F14>  5.28%(f)<F14>  0.17%(f) <F14>        $161,305          62%


(0.36)              $10.18           6.71%        0.91%(f)       5.51%(f)<F14>  0.20%(f) <F14>            $305          88%
(0.26)               $9.70          (2.18)%       0.91%(f)<F14>  5.28%(f)<F14>  0.17%(f) <F14>            $994          62%



(0.71)              $10.53          12.71%        1.47%(f)<F14>  7.41%(f)<F14>  0.30%(f)<F14>          $47,513         258%
(0.72)              $10.50           6.99%        1.36%          7.26%          0.20%                 $110,775         201%
(0.74)              $10.67           9.02%        1.26%          7.13%          0.20%                 $179,413         142%
(0.83)               $9.62          (2.16)%       1.26%          7.19%          0.20%                 $202,354         146%
(0.33)               $9.20          (0.90)%       1.25%(f)<F14>  6.88%(f)<F14>  0.17%(f)<F14>         $191,938          40%

------------------------------------------------------------------------------------------------------------------------------------

(a)<F9> Reflects operations for the period from December 30, 1996 (date of initial public investment) to November 30, 1997.
(b)<F10> Reflects operations for the period from December 12, 1994 (date of initial public investment) to November 30, 1995.
(c)<F11> Reflects operations for the period from April 27, 1998 (date of initial public investment) to November 30, 1998.
(d)<F12> Distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes.
(e)<F13> Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge if applicable.
(f)<F14>  Computed on an annualized basis.
(g)<F15> This voluntary expense decrease is reflected in both the expense and net investment income ratios.
(h)<F16>  Less than one cent per share.
(i)<F17>  For the six months ended May 31, 1999 (unaudited).

                      (See Notes to Financial Statements.)

NOTES TO FINANCIAL STATEMENTS

May 31, 1999(unaudited)

(1) ORGANIZATION

Firstar Stellar Funds, formerly Star Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of ten diversified portfolios and one non-diversified portfolio. The financial statements of the following portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein along with each Fund's investment objective:

     PORTFOLIO NAME                     INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Firstar Stellar Insured Tax-            Provide current income which
  Free Bond Fund                        is exempt from federal
  ("Stellar Tax-Free Bond Fund")             income tax.

Firstar Stellar U.S. Government         Provide current income.
  Income Fund ("U.S.
  Government Income Fund")

Firstar Stellar Strategic Income Fund   Generate high current income.
  ("Strategic Income Fund")

The financial statements of the Money Market Funds and Stock Funds are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Stellar Tax-Free Bond Fund issues one class of shares (A Shares); U.S. Government Income Fund offers two classes of shares, (A Shares and B Shares); and Strategic Income Fund issues one class of shares (B Shares).

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS

Equity securities traded on a securities exchange and securities traded in the over-the-counter market are valued at the last reported sales price on the day of valuation; other securities for which no sale was reported on that date, are valued at the last quoted bid price. Corporate and municipal bonds, asset-backed securities and U.S. government securities are valued using the last quoted bid price as furnished by an independent pricing service. Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end and closed-end regulated investment companies are valued at net asset value.

B. REPURCHASE AGREEMENTS

It is the policy of the Funds to require a custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

C. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Net investment income other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current day's capital share activity of the respective class). Distributions to shareholders are recorded on the ex-dividend date.

D. FEDERAL TAXES

It is each Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal taxes are necessary.

At November 30, 1998, the U.S. Government Income Fund and Strategic Income Fund for federal tax purposes, had capital loss carryforwards, as noted below, which will reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

                                       TOTAL TAX-LOSS
       FUND                             CARRYFORWARD
--------------------------------------------------------------------------------
U.S. Government Income Fund                $451,531
Strategic Income Fund                    $2,632,285
--------------------------------------------------------------------------------
Pursuant to the Code, the capital loss carryforward for the U.S. Government Income Fund of $451,531 will expire in the year 2004 and the capital loss carryforward for the Strategic Income Fund of $2,632,285 will expire in the year 2006.

E. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

F. OPTION CONTRACTS WRITTEN

The Strategic Income Fund and U.S. Government Income Fund may write "covered" call option contracts. The Strategic Income Fund may also write "covered" put options. A written option obligates the Funds to deliver (a call), or to receive (a put), the contract amount upon exercise by the holder of the option. The principal reason for writing call or put options is to obtain, through receipt of premiums, a greater current return than would be realized on underlying securities alone. By writing call options, the Fund may forego potential gains on the underlying security. By writing a put option, the Fund risks becoming obligated to purchase the underlying security for more than its current market price upon exercise. Premiums received from writing options are recorded as a liability and an unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended
May 31, 1999, the U.S. Government Income Fund and Strategic Income Fund had net realized gain (loss) on options contracts both written and purchased of $(25,730) and $304,074, respectively.

The following is a summary of the U.S. Government Income Fund and Strategic Income Fund written options activity:

                                       U.S. GOVERNMENT
                                        INCOME FUND
                               -----------------------------------
                               NUMBER OF
                               CONTRACTS            PROCEEDS*<F18>
                               -----------------------------------
Outstanding at November 30, 1998      --                       --
Contracts opened                     250                  $72,123
Contracts expired                     --                       --
Contracts exercised                    0                        0
Contracts closed                    (250)                 (72,123)
                               -----------------------------------
Outstanding at May 31, 1999           --                       --
                               -----------------------------------
                                   STRATEGIC INCOME FUND
                               -----------------------------------
                                 NUMBER OF
                                 CONTRACTS            PROCEEDS*<F18>
                               -----------------------------------
Outstanding at November 30, 1998   1,100                 $147,161
Contracts opened                   4,842                  692,150
Contracts expired                 (1,800)                (220,463)
Contracts exercised                 (528)                (106,459)
Contracts closed                  (1,164)                (229,658)
                               -----------------------------------
Outstanding at May 31, 1999        2,450                 $282,731
                               -----------------------------------

*<F18>Represents premium received less commissions paid.

G. USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, revenues and expenses reported in the financial statements. Actual results could differ from those estimated.

H. OTHER

Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                  STELLAR TAX-FREE BOND FUND
                                                         --------------------------------------------
                                                              SIX MONTHS ENDED      YEAR ENDED
A SHARES                                                        MAY 31, 1999    NOVEMBER 30, 1998
-----------------------------------------------------------------------------------------------------
Shares sold                                                      1,768,792         3,500,206
Shares issued to shareholders in
  payment of distributions declared                                  6,396            10,504
Shares redeemed                                                   (849,813)       (1,545,029)
                                                         --------------------------------------------
  Net change resulting from A Share transactions                   925,375         1,965,681
                                                         --------------------------------------------

                                                                     U.S. GOVERNMENT INCOME FUND
                                                         --------------------------------------------------
                                                              SIX MONTHS ENDED            YEAR ENDED
                                                                MAY 31, 1999           NOVEMBER 30, 1998
                                                         --------------------------------------------------
A SHARES                                                   SHARES        DOLLARS      SHARES      DOLLARS
-----------------------------------------------------------------------------------------------------------
Shares sold                                               3,217,652    $32,065,555   3,907,526  $39,183,622
Shares issued to shareholders in payment
  of distributions declared                                 158,776      1,580,033     290,731    2,911,014
Shares redeemed                                          (1,362,450)   (13,584,876) (3,518,765) (35,148,883)
                                                         --------------------------------------------------
  Net change resulting from A Share transactions          2,013,978    $20,060,712     679,492   $6,945,753
                                                         --------------------------------------------------

                                                                     U.S. GOVERNMENT INCOME FUND
                                                         --------------------------------------------------
                                                              SIX MONTHS ENDED             PERIOD ENDED
                                                                MAY 31, 1999           NOVEMBER 30, 1998*<F19>
                                                         --------------------------------------------------
B SHARES                                                   SHARES        DOLLARS      SHARES      DOLLARS
-----------------------------------------------------------------------------------------------------------
Shares sold                                                  73,353       $729,695      40,004     $395,142
Shares issued to shareholders in
  payment of distributions declared                           1,288         12,756         630        6,378
Shares redeemed                                              (2,125)       (21,513)    (10,675)    (108,846)
                                                         --------------------------------------------------
  Net change resulting from B Share transactions             72,516       $720,938      29,959     $292,674
                                                         --------------------------------------------------
  Net change resulting from Fund Share transactions       2,086,494    $20,781,650     709,451   $7,238,427
                                                         --------------------------------------------------
                                                         --------------------------------------------------


*<F19> For the period from April 27, 1998 (date of initial public investment) to November 30, 1998.

                                                                    STRATEGIC INCOME FUND
                                                         --------------------------------------------
                                                              SIX MONTHS ENDED      YEAR ENDED
B SHARES                                                        MAY 31, 1999    NOVEMBER 30, 1998
-----------------------------------------------------------------------------------------------------

Shares sold                                                      2,443,894          8,201,112
Shares issued to shareholders in payment of
  distributions declared                                           227,293            509,914
Shares redeemed                                                 (2,862,552)        (4,485,446)
                                                         --------------------------------------------
  Net change resulting from B Share transactions                  (191,365)         4,225,580
                                                         --------------------------------------------

(4) INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. GENERAL

Certain officers of Firstar Bank, N.A. and Firstar Mutual Fund Services, LLC serve as officers or Trustees of the Trust. Firstar Bank, N.A. and Firstar Mutual Fund Services, LLC are related by virtue of each being a subsidiary of Firstar Corporation.

B. INVESTMENT ADVISORY FEES

Firstar Bank, N.A., the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets as follows:

          FUND                                ANNUAL RATE
--------------------------------------------------------------------------------
Stellar Tax-Free Bond Fund                      0.75%
U.S. Government Income Fund                     0.60%
Strategic Income Fund                           0.95%
--------------------------------------------------------------------------------
The Adviser may voluntarily choose to waive a portion of its fee. The Adviser may modify or terminate this voluntary waiver of its advisory fees at any time at its sole discretion.

C. ADMINISTRATIVE FEES

Firstar Mutual Fund Services, LLC ("Firstar") provides the Funds with certain administrative personnel and services. Firstar receives a fee at an annual rate of 0.11% of the average daily net assets of each Fund for the period.

D. DISTRIBUTION SERVICES FEES

Pursuant to the provisions of a distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), A Shares and B Shares of the Trust may pay to the distributor of the Funds an amount computed at an annual rate of 0.25% of the average daily net assets to finance any activity which is principally intended to result in the sale of shares subject to the Plan. Effective April 1, 1999, Edgewood Services, Inc. became the distributor of the Funds. Prior to that date, B.C. Ziegler and Company served as the distributor of the Funds.

The Stellar Tax-Free Bond Fund, U.S. Government Income Fund and Strategic Income Fund will not accrue or pay any distribution expenses pursuant to the Plan until a "Y" class of shares has been registered with the Securities and Exchange Commission.

E. SHAREHOLDER SERVICES FEES

Under the terms of the Shareholder Services Agreement with Firstar Bank, N.A., each Fund may pay Firstar Bank, N.A. up to 0.25% of average daily net assets of the Funds for the period. Prior to March 1, 1999, Firstar Bank, N.A. limited the Shareholder Servicing fee to 0.05% of average daily net assets. As of March 1, 1999, the Shareholder Servicing fee was changed to 0.10% of average daily net assets. The fee paid to Firstar Bank, N.A. is used to finance certain services for shareholders and to maintain shareholder accounts. Firstar Bank, N.A. can modify or terminate this limitation at any time at its sole discretion.

F. TRANSFER AND DIVIDEND DISBURSING AGENT FEES

Firstar Bank, N.A. serves as transfer and dividend disbursing agent for the Funds. The fee paid to Firstar Bank, N.A. is based on the size, type and number of accounts and transactions made by shareholders.

G. PORTFOLIO ACCOUNTING FEES

Firstar is the Funds' accounting services agent. Firstar is responsible for maintaining the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, subject to an annual minimum of $39,000 per Fund, plus out-of-pocket expenses.

H. CUSTODIAN FEES

Firstar Bank, N.A. is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 1999, were as follows:

                                     PURCHASES               SALES
--------------------------------------------------------------------------------
Stellar Tax-Free Bond Fund          $25,073,936           $13,707,630
U.S. Government Income Fund         113,701,676            93,331,066
Strategic Income Fund                77,199,977            77,960,238
--------------------------------------------------------------------------------

                                              NET UNREALIZED        GROSS             GROSS
                               COST OF         APPRECIATION       UNREALIZED        UNREALIZED
                             INVESTMENTS      (DEPRECIATION)     APPRECIATION      DEPRECIATION
                             FOR FEDERAL       FOR FEDERAL       FOR FEDERAL       FOR FEDERAL
FIRSTAR STELLAR FUNDS        TAX PURPOSES     TAX PURPOSES       TAX PURPOSES      TAX PURPOSES
-----------------------------------------------------------------------------------------------
Stellar Tax-Free Bond Fund   $153,611,815       $6,375,949        $6,610,623        $234,674
U.S. Government Income Fund   163,786,054       (2,581,228)        1,853,917       4,435,145
Strategic Income Fund         200,235,565      (10,265,503)        1,737,547      12,003,050
-----------------------------------------------------------------------------------------------

TRUSTEES                                  OFFICERS

Thomas L. Conlan Jr.                   Daniel B. Benhase
                                          PRESIDENT

Dr. Alfred Gottschalk                  Joseph C. Neuberger
                                          VICE PRESIDENT

Dr. Robert J. Hill                     Michael T. Karbouski
                                          TREASURER

Dawn M. Hornback                       Elaine E. Richards
                                          SECRETARY

Lawrence M. Turner


William H. Zimmer III

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government or the Federal Deposit Insurance Corporation. Investment in mutual funds involves investment risks, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectus which contains facts concerning its objectives and policies, management fees, expenses and other information.

Firstar Stellar Funds are available through:

o    the Firstar Funds Center,

o Investment Specialists who are either registered representatives of Firstar Investment Services, Inc., a registered broker/dealer, NASD and SIPC member, or registered representatives of MDS Securities, a division of Conseco Financial Services, Inc., a registered broker/dealer, NASD and SIPC member,

o    and through selected shareholder organizations.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

For Account Balance and Investor Services Information
1-800-677-FUND
1-414-287-3808

Firstar Stellar Funds
615 East Michigan Street
P.O. Box 701
Milwaukee, WI 53201-0701

www.firstarstellarfunds.com

(FIRSTAR STELLAR FUNDS LOGO)
Form #SFBFSEM-99